Dividends - Additional Information (Detail) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [Abstract]
Tax exempt dividends per ordinary share	$ 73.5
Tax-exempt dividends	$ 73.5	$ 17.0